Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Developing Markets Fund))	0 Months Ended
	Dec. 28, 2012
Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.36%
Class B
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.22%
Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.05%
Class I
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.88%
Class N
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.87%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.70%
Class Y
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.03%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year from the date of this prospectus.